OTHER ACCOUNTS PAYABLE AND ACCRUALS	12 Months Ended
Dec. 31, 2015
OTHER ACCOUNTS PAYABLE AND ACCRUALS [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUALS
NOTE 7:-	OTHER ACCOUNTS PAYABLE AND ACCRUALS

	December 31,
	2015	2014

Employees' salaries and payroll accruals	$1,216	$1,258
Accrued expenses and other	517	390

	$1,733	$1,648